Long-Term Investments (Details) - Schedule of Components of Equity Investments Without Readily Determinable Fair Value Measured at Measurement Alternative - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Components of Equity Investments Without Readily Determinable Fair Value Measured at Measurement Alternative [Abstract]
Balance at beginning of the year	$ 22,395	$ 23,232
Investment in Wuhan Qiyunshilian			77,015
Transfer of investment in Wuhan Qiyunshilian			(54,364)
Business combination achieved in stages	(20,686)
Change of accounting method	23,083,197
Investment classified as held for sale asset	(23,083,197)
Effects of foreign exchange rate	(1,709)	(837)	581
Balance at end of the year		$ 22,395	$ 23,232